Filed pursuant to 497(e)
Registration Nos. 333-133691; 811-21897
THE ROXBURY FUNDS (the “Trust”)
Hood River Small-Cap Growth Fund
Institutional Shares
Ticker: HRSMX

Investor Shares
Ticker: HRSRX

Mar Vista Strategic Growth Fund
Institutional Shares
Ticker: MVSGX

Supplement dated November 30, 2015 to the Statement of Additional Information dated
 November 1, 2015

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

The Board of Trustees of the Trust has appointed Robert A. Schmaltz to serve as Secretary, Chief Compliance Officer and Anti-Money Laundering Officer of the Trust following the resignation of Becky Krulik from those positions.

Accordingly, the “Officers” section of the “Trustees and Officers” table beginning on page 15 of the SAI is deleted in its entirety and replaced with the following:

OFFICERS
Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years
Jon Foust Roxbury Capital Management, LLC 6001 Shady Oak Road Suite 200 Minnetonka, MN 55343 Age: 50	President	President since November 2014	Director of Marketing & Client Service of Roxbury Capital Management LLC (“Roxbury”) since 2000; President of Roxbury from 2012-2014.
Brooke Clements Roxbury Capital Management, LLC 6001 Shady Oak Road Suite 200 Minnetonka, MN 55343 Age: 38	Treasurer	Treasurer since August 2012	Senior Financial Manager of Roxbury since August 2013; Financial Accounting Manager of Roxbury from 2009-2013; Staff Accountant of Roxbury from 2005-2009.
Robert A. Schmaltz Roxbury Capital Management, LLC 6001 Shady Oak Road Suite 200 Minnetonka, MN 55343 Age: 39	Secretary, Chief Compliance Officer and Anti-Money Laundering Officer	Secretary, Chief Compliance Officer and Anti-Money Laundering Officer since November 2015
Chief Operating Officer of Roxbury since June 2013; Chief Compliance Officer of Roxbury since November 2014; Chief Compliance Officer of Hood River Capital Management LLC since November 2014; Chief Operating Officer and Chief Compliance Officer of Mar Vista Investment Partners, LLC since November 2014.

[1]	Each Officer shall serve until his or her resignation is accepted by the Trustees, and his or her successor is chosen, elected and qualified, or until he or she sooner dies or is removed. Any Officer may be removed by the affirmative vote of a majority of the Trustees at any time, with or without cause.

Please retain this supplement for future reference